Transactions with Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Transactions and Balances with Related Parties [Abstract]
Payroll and related expenses to the Chief Executive Officer of the Company	[1]	$ 85
Payroll and related expenses to the former Chief Executive Officer of the Company	[1]	128	$ 195	$ 621
Compensation to the directors of the Company, all not employed by the Company	[1]	$ 186	$ 39	$ 131

[1]	Includes granted options benefit